Goodwill and Acquired Intangible Assets - Acquired Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	$ 450	$ 450
Accumulated Impairment and Amortization	(397)	(377)
Intangible assets subject to amortization, Net	53	73
Customer, Services and Lending Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	303	303
Acquired Intangible assets accumulated amortization	(270)	(253)
Intangible assets subject to amortization, Net	33	50
Software and Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	93	93
Acquired Intangible assets accumulated amortization	(93)	(93)
Intangible assets subject to amortization, Net
Trade Names and Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Cost Basis	54	54
Acquired Intangible assets accumulated amortization	(34)	(31)
Intangible assets subject to amortization, Net	$ 20	$ 23